Fair Value Measurement - Assets and liabilities measured at fair value on a recurring basis (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Equity securities with readily determinable fair value	¥ 64,916	¥ 90,724
Recurring
Assets
Short-term investments	18,850,462	1,814,108
Equity securities with readily determinable fair value	64,916	90,724
Total assets	18,915,378	1,904,832
Liabilities
Warrant liabilities		351,750
Derivative liabilities		1,296,940
Total liabilities		1,648,690
Recurring | Level 1
Assets
Equity securities with readily determinable fair value	64,916	90,724
Total assets	64,916	90,724
Recurring | Level 2
Assets
Short-term investments	18,850,462	1,814,108
Total assets	¥ 18,850,462	1,814,108
Recurring | Level 3
Liabilities
Warrant liabilities		351,750
Derivative liabilities		1,296,940
Total liabilities		¥ 1,648,690